Prospectus Supplement	November 30, 2019

Putnam RetirementReady® Funds

Prospectus dated November 30, 2019

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2019

Effective December 2, 2019, Putnam Retirement Income Fund Lifestyle 1 will be renamed Putnam RetirementReady Maturity Fund.

PUTNAM INVESTMENTS	319599 - 11/19